6. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Short-term advances	$ 521	$ 161
Temporary advances to employees	210	28
Prepaid rent	359	288
Prepaid other taxes	364	314
Other current assets	883	729
Total	$ 2,338	$ 1,520